Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	2012	2011

2019 Notes	$306,798	$306,532
2016 Notes	331,859	214,248
Capital lease obligations	9,121	5,171
Other long-term borrowings	3,824	2,971
Total	651,602	528,922
Current portion of long-term debt	1,634	2,971
Long-term debt, excluding current portion	$649,968	$525,951

Schedule Of Payments Related To Long-Term Debt

	Principal	Interest	Total
2013	$1,633	$57,918	$59,551
2014	3,167	57,722	60,889
2015	2,707	57,398	60,105
2016	329,960	57,219	387,179
2017	443	23,447	23,890
Thereafter	312,645	48,850	361,495
Total payments	650,555	302,554	953,109
Interest	-	(302,554)	(302,554)
Discount on 2019 Notes	(1,802)	-	(1,802)
Premium on 2016 Notes	2,849	-	2,849
Long-term debt	$651,602	$-	$651,602